UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Crestview Partners GP, L.P.
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Address:    667 Madison Avenue
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            10th Floor
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            New York, NY 10065
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Form 13F File Number: 28-13638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:  Crestview, L.L.C., its general partner

Name:    Evelyn Pellicone
         ----------------------------------
Title:   Chief Financial Officer
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Phone:   (212) 906-0723
         ----------------------------------
Signature, Place, and Date of Signing:


/s/ Evelyn Pellicone             New York, New York             May 4, 2010
--------------------------- -----------------------------  -----------------
        [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 ------------------
Form 13F Information Table Entry Total:          2
                                                 ------------------
Form 13F Information Table Value Total:          $199,368
                                                 ------------------
                                                 (thousands)


List of Other Included Managers:

None


  COLUMN 1      COLUMN 2   COLUMN 3       COLUMN 4         COLUMN 5             COLUMN 6     COLUMN 7              COLUMN 8
  NAME OF       TITLE OF                   VALUE      SHRS OR    SH/   PUT/   INVESTMENT     OTHER            VOTING AUTHORITY
  ISSUER         CLASS      CUSIP         (X$1000)    PRN AMT    PRN   CALL   DISCRETION    MANAGERS    SOLE     SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------
FBR CAPITAL      COM       30247C301       34,732    7,616,734    SH             SOLE                  7,616,734
MARKETS CORP
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PARTNERRE LTD   COM      G6852T105        164,636    2,065,179    SH              SOLE                  2,065,179
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                                                      FORM 13F INFORMATION TABLE
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